PRIVATE PLACEMENT (Details) - USD ($)			9 Months Ended
	Nov. 10, 2020	Oct. 06, 2020	Sep. 30, 2021	Dec. 31, 2020
Private Placement Warrants | Sponsor
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	890,800	11,333,334
Aggregate purchase price	$ 1,336,200	$ 17,000,000
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			30 days
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrant				$ 11.50
Private Placement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	890,800	11,333,334
Aggregate purchase price	$ 1,336,200	$ 17,000,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued			12,224,134
Price of warrants			$ 1.50
Aggregate purchase price			$ 18,336,200